Shareholder Report, Holdings (Details) - Schwab 1000 Index Fund	Oct. 31, 2024
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.